Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Face	Market
	Maturity	Amount	Value
Coupon	Date	($000)	($000)

Angola (0.8%)
Sovereign Bonds (0.8%)
	Republic of Angola	9.500%	11/12/25	3,150	3,668
	Republic of Angola	8.250%	5/9/28	3,950	4,253
1	Republic of Angola	8.000%	11/26/29	3,200	3,376
1	Republic of Angola	9.375%	5/8/48	1,400	1,517
	Republic of Angola	9.375%	5/8/48	2,100	2,277
1	Republic of Angola	9.125%	11/26/49	2,500	2,634
Total Angola (Cost $16,851)					17,725
Argentina (2.3%)
Sovereign Bonds (2.3%)
	Argentine Republic	6.875%	4/22/21	8,817	4,695
	Argentine Republic	5.625%	1/26/22	6,450	3,177
	Argentine Republic	4.625%	1/11/23	3,486	1,590
	Argentine Republic	7.500%	4/22/26	12,935	5,885
	Argentine Republic	6.875%	1/26/27	7,630	3,433
	Argentine Republic	5.875%	1/11/28	8,413	3,670
	Argentine Republic	6.625%	7/6/28	1,611	713
	Argentine Republic	8.280%	12/31/33	8,866	4,921
2	Argentine Republic	8.280%	12/31/33	1,818	1,000
	Argentine Republic	7.125%	7/6/36	3,531	1,514
2	Argentine Republic	3.750%	12/31/38	10,494	4,434
	Argentine Republic	7.625%	4/22/46	5,425	2,299
	Argentine Republic	6.875%	1/11/48	6,200	2,620
	Argentine Republic	7.125%	6/28/17	5,425	2,333
2	Provincia de Buenos Aires	9.125%	3/16/24	800	308
2	Provincia de Buenos Aires	7.875%	6/15/27	2,600	984
2	YPF SA	8.750%	4/4/24	3,420	3,303
	YPF SA	8.500%	7/28/25	2,762	2,534
Total Argentina (Cost $80,480)					49,413
Armenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Armenia	7.150%	3/26/25	900	1,067
1	Republic of Armenia	3.950%	9/26/29	900	910
	Republic of Armenia	3.950%	9/26/29	200	202
Total Armenia (Cost $2,046)					2,179
Azerbaijan (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Azerbaijan	4.750%	3/18/24	400	431
	Republic of Azerbaijan	4.750%	3/18/24	2,200	2,373
1,2 Republic of Azerbaijan		3.500%	9/1/32	1,100	1,112
2	Republic of Azerbaijan	3.500%	9/1/32	1,150	1,162
3	Southern Gas Corridor CJSC	6.875%	3/24/26	3,800	4,556
Total Azerbaijan (Cost $8,857)					9,634
Bahamas (0.1%)
Sovereign Bonds (0.1%)
2 Bahamas Government International Bond		6.000%	11/21/28	500	567

1,2 Commonwealth of the Bahamas		6.000%	11/21/28	850	961
Total Bahamas (Cost $1,411)					1,528
Bahrain (1.4%)
Sovereign Bonds (1.4%)
	CBB International Sukuk Co. 5 SPC	5.624%	2/12/24	1,950	2,100
	CBB International Sukuk Co. 6 SPC	5.250%	3/20/25	1,600	1,725
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	1,900	2,219
1	CBB International Sukuk Programme Co. SPC	4.500%	3/30/27	800	829
1	Kingdom of Bahrain	6.125%	7/5/22	2,600	2,792
1	Kingdom of Bahrain	6.125%	8/1/23	150	165
	Kingdom of Bahrain	6.125%	8/1/23	2,775	3,067
1	Kingdom of Bahrain	7.000%	1/26/26	2,200	2,574
	Kingdom of Bahrain	7.000%	1/26/26	1,950	2,284
	Kingdom of Bahrain	7.000%	10/12/28	2,900	3,423
1	Kingdom of Bahrain	6.750%	9/20/29	800	931
	Kingdom of Bahrain	6.750%	9/20/29	2,200	2,562
1	Kingdom of Bahrain	5.625%	9/30/31	2,300	2,452
1	Kingdom of Bahrain	6.000%	9/19/44	1,050	1,092
	Kingdom of Bahrain	6.000%	9/19/44	2,000	2,082
	Kingdom of Bahrain	7.500%	9/20/47	1,000	1,223
Total Bahrain (Cost $29,092)					31,520
Belarus (0.2%)
Sovereign Bonds (0.2%)
	Republic of Belarus	6.875%	2/28/23	1,275	1,375
	Republic of Belarus	7.625%	6/29/27	1,450	1,676
	Republic of Belarus	6.200%	2/28/30	1,200	1,309
Total Belarus (Cost $4,099)					4,360
Belize (0.0%)
Sovereign Bonds (0.0%)
2	Belize	4.938%	2/20/34	600	375
Total Belize (Cost $413)					375
Bermuda (0.2%)
Sovereign Bonds (0.2%)
	Bermuda	4.854%	2/6/24	1,000	1,099
2	Bermuda	3.717%	1/25/27	1,550	1,656
1,2 Bermuda		4.750%	2/15/29	800	920
Total Bermuda (Cost $3,437)					3,675
Bolivia (0.2%)
Sovereign Bonds (0.2%)
2	Bolivian Government	4.500%	3/20/28	400	388
	Plurinational State of Bolivia	4.875%	10/29/22	800	829
	Plurinational State of Bolivia	5.950%	8/22/23	800	852
1,2 Plurinational State of Bolivia		4.500%	3/20/28	1,600	1,552
Total Bolivia (Cost $3,623)					3,621
Brazil (6.3%)
Sovereign Bonds (6.3%)
	Banco do Brasil SA	5.375%	1/15/21	375	385
	Banco do Brasil SA	5.875%	1/26/22	2,505	2,645
	Banco do Brasil SA	3.875%	10/10/22	3,526	3,623
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	2,800	3,275
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,450	3,648
	Federative Republic of Brazil	2.625%	1/5/23	4,561	4,618

Federative Republic of Brazil	8.875%	4/15/24	2,325	2,938
Federative Republic of Brazil	4.250%	1/7/25	8,403	9,075
Federative Republic of Brazil	8.750%	2/4/25	517	669
Federative Republic of Brazil	6.000%	4/7/26	4,380	5,185
Federative Republic of Brazil	10.125%	5/15/27	1,656	2,389
2 Federative Republic of Brazil	4.625%	1/13/28	6,552	7,236
2 Federative Republic of Brazil	4.500%	5/30/29	4,450	4,834
Federative Republic of Brazil	8.250%	1/20/34	2,789	3,943
Federative Republic of Brazil	7.125%	1/20/37	3,736	4,927
Federative Republic of Brazil	5.625%	1/7/41	4,877	5,657
Federative Republic of Brazil	5.000%	1/27/45	6,686	7,204
Federative Republic of Brazil	5.625%	2/21/47	5,783	6,752
2 Federative Republic of Brazil	4.750%	1/14/50	3,700	3,797
Petrobras Global Finance BV	6.250%	3/17/24	3,240	3,677
Petrobras Global Finance BV	5.299%	1/27/25	3,956	4,391
Petrobras Global Finance BV	8.750%	5/23/26	4,398	5,745
Petrobras Global Finance BV	7.375%	1/17/27	4,570	5,678
Petrobras Global Finance BV	5.999%	1/27/28	5,738	6,706
Petrobras Global Finance BV	5.750%	2/1/29	3,225	3,721
1 Petrobras Global Finance BV	5.093%	1/15/30	8,302	9,091
Petrobras Global Finance BV	7.250%	3/17/44	3,185	4,053
Petrobras Global Finance BV	6.900%	3/19/49	4,450	5,423
Petrobras Global Finance BV	6.850%	6/5/15	5,075	6,033
Total Brazil (Cost $121,606)				137,318
Cameroon (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Cameroon	9.500%	11/19/25	1,350	1,540
Total Cameroon (Cost $1,405)				1,540
Cayman Islands (0.2%)
Sovereign Bonds (0.2%)
1 KSA Sukuk Ltd.	2.969%	10/29/29	5,175	5,307
Total Cayman Islands (Cost $5,177)				5,307
Chile (0.8%)
Sovereign Bonds (0.8%)
1 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	161
1 Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	851
Corp. Nacional del Cobre de Chile	3.625%	8/1/27	2,100	2,235
Republic of Chile	3.125%	1/21/26	1,290	1,363
2 Republic of Chile	3.240%	2/6/28	4,150	4,438
2 Republic of Chile	2.550%	1/27/32	1,500	1,515
Republic of Chile	3.860%	6/21/47	2,050	2,344
2 Republic of Chile	3.500%	1/25/50	5,100	5,551
Total Chile (Cost $17,440)				18,458
China (4.1%)
Sovereign Bonds (4.1%)
Avi Funding Co. Ltd.	3.800%	9/16/25	600	641
1 Bank of China Ltd.	5.000%	11/13/24	1,000	1,105
Bank of China Ltd.	5.000%	11/13/24	5,050	5,582
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	3,200	3,470
2 China Construction Bank Corp.	4.250%	2/27/29	3,686	3,917
China Government	2.125%	12/3/29	4,250	4,301
China Government	2.750%	12/3/39	500	499
CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	3,598	3,681

CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	1,580	1,711
CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	2,100	2,417
1 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	325
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	3,914	4,228
1 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,600	1,661
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	2,674	2,748
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,916
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,000	1,133
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,560	2,774
Export-Import Bank of China	3.625%	7/31/24	3,377	3,605
2 Huarong Finance 2017 CO Ltd.	4.500%	12/31/49	550	562
Huarong Finance II Co. Ltd.	3.625%	11/22/21	1,250	1,274
2 Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,191
Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	3,950	4,404
People's Republic of China	2.125%	11/2/22	2,673	2,705
People's Republic of China	3.250%	10/19/23	2,700	2,848
People's Republic of China	2.625%	11/2/27	1,751	1,831
People's Republic of China	3.500%	10/19/28	900	1,007
People's Republic of China	4.000%	10/19/48	1,100	1,352
1 Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	1,369	1,423
Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	1,107	1,152
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	4,093	4,413
Sinopec Group Overseas Development 2014
Ltd.	4.375%	4/10/24	300	326
Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	4,050	4,250
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	7,720	8,357
1 State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	200	216
1 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	2,200	2,357
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,275	3,511
Total China (Cost $84,915)				88,893
Colombia (3.4%)
Sovereign Bonds (3.4%)
Ecopetrol SA	5.875%	9/18/23	2,785	3,105
Ecopetrol SA	4.125%	1/16/25	1,050	1,116
Ecopetrol SA	5.375%	6/26/26	2,840	3,216
Ecopetrol SA	7.375%	9/18/43	1,238	1,705
Ecopetrol SA	5.875%	5/28/45	2,430	2,913
Republic of Colombia	4.375%	7/12/21	2,959	3,055
2 Republic of Colombia	2.625%	3/15/23	2,160	2,186
Republic of Colombia	4.000%	2/26/24	4,245	4,497
Republic of Colombia	8.125%	5/21/24	1,880	2,317
2 Republic of Colombia	4.500%	1/28/26	2,867	3,157
2 Republic of Colombia	3.875%	4/25/27	4,775	5,121
2 Republic of Colombia	4.500%	3/15/29	5,100	5,741
2 Republic of Colombia	3.000%	1/30/30	2,000	2,022
Republic of Colombia	7.375%	9/18/37	2,982	4,376
Republic of Colombia	6.125%	1/18/41	4,282	5,747
2 Republic of Colombia	5.625%	2/26/44	5,484	7,075
2 Republic of Colombia	5.000%	6/15/45	9,600	11,587
Republic of Colombia	5.200%	5/15/49	3,900	4,862

Total Colombia (Cost $66,408)					73,798
Costa Rica (0.5%)
Sovereign Bonds (0.5%)
	Republic of Costa Rica	4.250%	1/26/23	2,382	2,408
	Republic of Costa Rica	4.375%	4/30/25	700	706
1,2 Republic of Costa Rica		6.125%	2/19/31	2,300	2,444
	Republic of Costa Rica	5.625%	4/30/43	1,200	1,118
	Republic of Costa Rica	7.000%	4/4/44	2,130	2,261
	Republic of Costa Rica	7.158%	3/12/45	2,551	2,742
Total Costa Rica (Cost $10,896)					11,679
Cote d'Ivoire (0.3%)
Sovereign Bonds (0.3%)
2	Republic of Cote d'Ivoire	6.375%	3/3/28	1,900	2,052
2	Republic of Cote d'Ivoire	5.750%	12/31/32	2,073	2,068
2	Republic of Cote d'Ivoire	6.125%	6/15/33	3,000	3,078
Total Cote d'Ivoire (Cost $6,742)					7,198
Croatia (0.5%)
Sovereign Bonds (0.5%)
	Republic of Croatia	6.375%	3/24/21	2,600	2,727
	Republic of Croatia	5.500%	4/4/23	3,600	3,978
	Republic of Croatia	6.000%	1/26/24	3,435	3,949
Total Croatia (Cost $10,194)					10,654
Dominican Republic (1.7%)
Sovereign Bonds (1.7%)
2	Dominican Republic	7.500%	5/6/21	1,841	1,906
	Dominican Republic	6.600%	1/28/24	1,075	1,197
2	Dominican Republic	5.875%	4/18/24	2,150	2,307
	Dominican Republic	5.500%	1/27/25	2,960	3,168
	Dominican Republic	6.875%	1/29/26	2,945	3,361
	Dominican Republic	5.950%	1/25/27	3,400	3,739
1	Dominican Republic	6.000%	7/19/28	1,400	1,552
	Dominican Republic	6.000%	7/19/28	1,519	1,685
1	Dominican Republic	4.500%	1/30/30	1,800	1,800
	Dominican Republic	7.450%	4/30/44	2,365	2,831
1	Dominican Republic	6.850%	1/27/45	870	980
2	Dominican Republic	6.850%	1/27/45	3,544	3,994
	Dominican Republic	6.500%	2/15/48	150	163
1	Dominican Republic	6.500%	2/15/48	1,000	1,086
1	Dominican Republic	6.400%	6/5/49	3,100	3,344
	Dominican Republic	6.400%	6/5/49	250	270
1	Dominican Republic	5.875%	1/30/60	3,550	3,550
Total Dominican Republic (Cost $35,335)					36,933
Ecuador (1.6%)
Sovereign Bonds (1.6%)
	Republic of Ecuador	10.750%	3/28/22	6,100	6,049
	Republic of Ecuador	8.750%	6/2/23	2,500	2,343
	Republic of Ecuador	7.950%	6/20/24	5,250	4,633
1	Republic of Ecuador	7.875%	3/27/25	500	425
	Republic of Ecuador	9.650%	12/13/26	3,750	3,338
1	Republic of Ecuador	9.625%	6/2/27	370	326
	Republic of Ecuador	9.625%	6/2/27	3,200	2,817
	Republic of Ecuador	8.875%	10/23/27	5,050	4,291
1	Republic of Ecuador	7.875%	1/23/28	5,600	4,549

	Republic of Ecuador	7.875%	1/23/28	300	244
1	Republic of Ecuador	10.750%	1/31/29	3,600	3,268
1	Republic of Ecuador	9.500%	3/27/30	2,400	2,066
Total Ecuador (Cost $39,234)					34,349
Egypt (1.9%)
Sovereign Bonds (1.9%)
	Arab Republic of Egypt	6.125%	1/31/22	5,053	5,302
1	Arab Republic of Egypt	5.577%	2/21/23	1,200	1,260
	Arab Republic of Egypt	5.577%	2/21/23	1,750	1,838
1	Arab Republic of Egypt	4.550%	11/20/23	1,000	1,026
	Arab Republic of Egypt	6.200%	3/1/24	1,450	1,576
	Arab Republic of Egypt	5.875%	6/11/25	2,475	2,678
	Arab Republic of Egypt	7.500%	1/31/27	4,200	4,811
	Arab Republic of Egypt	6.588%	2/21/28	2,225	2,372
1	Arab Republic of Egypt	7.600%	3/1/29	2,000	2,240
	Arab Republic of Egypt	7.600%	3/1/29	1,650	1,850
1	Arab Republic of Egypt	7.053%	1/15/32	2,400	2,556
	Arab Republic of Egypt	6.875%	4/30/40	800	820
	Arab Republic of Egypt	8.500%	1/31/47	5,160	5,909
	Arab Republic of Egypt	7.903%	2/21/48	1,700	1,840
	Arab Republic of Egypt	8.700%	3/1/49	2,950	3,402
1	Arab Republic of Egypt	8.150%	11/20/59	2,100	2,297
Total Egypt (Cost $38,757)					41,777
El Salvador (0.7%)
Sovereign Bonds (0.7%)
	Republic of El Salvador	7.750%	1/24/23	1,249	1,385
	Republic of El Salvador	5.875%	1/30/25	1,218	1,314
1	Republic of El Salvador	6.375%	1/18/27	300	329
	Republic of El Salvador	6.375%	1/18/27	1,562	1,718
1	Republic of El Salvador	8.625%	2/28/29	150	184
	Republic of El Salvador	8.625%	2/28/29	1,405	1,736
	Republic of El Salvador	8.250%	4/10/32	1,182	1,452
	Republic of El Salvador	7.650%	6/15/35	2,090	2,445
	Republic of El Salvador	7.625%	2/1/41	1,218	1,423
1,2 Republic of El Salvador		7.125%	1/20/50	2,000	2,203
Total El Salvador (Cost $12,563)					14,189
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	2,150	2,320
Total Ethiopia (Cost $2,162)					2,320
Gabon (0.2%)
Sovereign Bonds (0.2%)
1,2 Gabonese Republic		6.375%	12/12/24	400	429
2	Gabonese Republic	6.375%	12/12/24	2,786	2,994
	Gabonese Republic	6.950%	6/16/25	1,050	1,133
Total Gabon (Cost $4,197)					4,556
Georgia (0.0%)
Sovereign Bonds (0.0%)
	Republic of Georgia	6.875%	4/12/21	800	843

Total Georgia (Cost $823)					843
Ghana (0.8%)
Sovereign Bonds (0.8%)
1	Republic of Ghana	7.875%	8/7/23	700	782
1,2 Republic of Ghana		8.125%	1/18/26	300	333
2	Republic of Ghana	8.125%	1/18/26	2,970	3,302
2	Republic of Ghana	7.875%	3/26/27	730	780
2	Republic of Ghana	7.625%	5/16/29	2,800	2,857
2	Republic of Ghana	10.750%	10/14/30	1,200	1,545
2	Republic of Ghana	8.125%	3/26/32	3,400	3,489
1,2 Republic of Ghana		8.627%	6/16/49	1,100	1,101
2	Republic of Ghana	8.950%	3/26/51	2,600	2,660
Total Ghana (Cost $16,169)					16,849
Guatemala (0.4%)
Sovereign Bonds (0.4%)
	Republic of Guatemala	5.750%	6/6/22	1,453	1,548
	Republic of Guatemala	4.500%	5/3/26	1,700	1,793
	Republic of Guatemala	4.375%	6/5/27	1,200	1,256
	Republic of Guatemala	4.875%	2/13/28	600	647
1,2 Republic of Guatemala		4.900%	6/1/30	800	862
2	Republic of Guatemala	6.125%	6/1/50	1,400	1,665
Total Guatemala (Cost $7,218)					7,771
Honduras (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Honduras	7.500%	3/15/24	1,200	1,342
	Republic of Honduras	6.250%	1/19/27	1,470	1,633
Total Honduras (Cost $2,789)					2,975
Hungary (1.0%)
Sovereign Bonds (1.0%)
	Republic of Hungary	6.375%	3/29/21	4,179	4,404
	Republic of Hungary	5.375%	2/21/23	3,982	4,380
	Republic of Hungary	5.750%	11/22/23	4,304	4,896
	Republic of Hungary	5.375%	3/25/24	4,023	4,579
	Republic of Hungary	7.625%	3/29/41	2,550	4,303
Total Hungary (Cost $21,280)					22,562
Indonesia (6.8%)
Sovereign Bonds (6.8%)
	Indonesia Government	3.700%	10/30/49	2,050	2,142
	Pertamina Persero PT	4.875%	5/3/22	750	790
1	Pertamina Persero PT	4.300%	5/20/23	430	454
	Pertamina Persero PT	4.300%	5/20/23	1,700	1,797
	Pertamina Persero PT	6.500%	5/27/41	200	258
1	Pertamina Persero PT	5.625%	5/20/43	200	236
	Pertamina Persero PT	6.450%	5/30/44	2,100	2,727
	Pertamina Persero PT	6.500%	11/7/48	400	532
1	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,542
	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,417	1,507
	Perusahaan Listrik Negara PT	5.450%	5/21/28	200	232
1	Perusahaan Listrik Negara PT	5.250%	10/24/42	300	341
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	1,200	1,219
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	1,900	1,947
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	389
1	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	835

4	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	2,000	2,087
4	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	650	693
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	649
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	3,100	3,352
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	4,669	5,083
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	3,585	3,961
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	4,650	5,045
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,500	1,657
4	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	2,182	2,411
1,4 Perusahaan Penerbit SBSN Indonesia III		4.450%	2/20/29	1,000	1,118
4	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	600	671
	Republic of Indonesia	4.875%	5/5/21	4,800	4,984
	Republic of Indonesia	3.700%	1/8/22	1,500	1,545
	Republic of Indonesia	3.750%	4/25/22	4,450	4,603
	Republic of Indonesia	3.375%	4/15/23	4,400	4,554
	Republic of Indonesia	5.375%	10/17/23	3,259	3,632
	Republic of Indonesia	5.875%	1/15/24	3,550	4,035
	Republic of Indonesia	4.450%	2/11/24	1,800	1,951
1	Republic of Indonesia	4.125%	1/15/25	200	216
	Republic of Indonesia	4.125%	1/15/25	4,030	4,357
	Republic of Indonesia	4.750%	1/8/26	4,550	5,102
	Republic of Indonesia	4.350%	1/8/27	2,500	2,770
1	Republic of Indonesia	3.850%	7/18/27	1,000	1,078
	Republic of Indonesia	3.850%	7/18/27	1,850	1,998
	Republic of Indonesia	3.500%	1/11/28	2,586	2,729
	Republic of Indonesia	4.100%	4/24/28	2,658	2,914
	Republic of Indonesia	4.750%	2/11/29	2,600	3,006
	Republic of Indonesia	3.400%	9/18/29	1,600	1,693
	Republic of Indonesia	8.500%	10/12/35	2,940	4,724
	Republic of Indonesia	6.625%	2/17/37	2,687	3,747
	Republic of Indonesia	7.750%	1/17/38	3,688	5,689
	Republic of Indonesia	5.250%	1/17/42	4,450	5,516
	Republic of Indonesia	4.625%	4/15/43	3,125	3,595
1	Republic of Indonesia	6.750%	1/15/44	300	439
	Republic of Indonesia	6.750%	1/15/44	3,650	5,358
	Republic of Indonesia	5.125%	1/15/45	5,769	7,074
	Republic of Indonesia	5.950%	1/8/46	1,160	1,578
	Republic of Indonesia	5.250%	1/8/47	3,600	4,527
	Republic of Indonesia	4.750%	7/18/47	1,850	2,190
	Republic of Indonesia	4.350%	1/11/48	3,250	3,668
	Republic of Indonesia	5.350%	2/11/49	2,300	3,007
	Republic of Indonesia	3.500%	2/14/50	1,400	1,484
Total Indonesia (Cost $135,639)					147,438
Iraq (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Iraq	6.752%	3/9/23	850	857
	Republic of Iraq	6.752%	3/9/23	1,550	1,566
2	Republic of Iraq	5.800%	1/15/28	4,695	4,521
Total Iraq (Cost $6,864)					6,944
Jamaica (0.6%)
Sovereign Bonds (0.6%)
	Jamaica	6.750%	4/28/28	3,250	3,843
2	Jamaica	8.000%	3/15/39	2,348	3,217
	Jamaica	7.875%	7/28/45	3,650	4,964

Total Jamaica (Cost $10,724)				12,024
Jordan (0.3%)
Sovereign Bonds (0.3%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	2,200	2,379
Hashemite Kingdom of Jordan	5.750%	1/31/27	1,814	1,941
Hashemite Kingdom of Jordan	7.375%	10/10/47	1,850	2,035
Total Jordan (Cost $5,791)				6,355
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
KazMunayGas National Co. JSC	5.750%	4/19/47	1,800	2,227
1 KazMunayGas National Co. JSC	6.375%	10/24/48	900	1,202
KazMunayGas National Co. JSC	6.375%	10/24/48	400	534
Republic of Kazakhstan	3.875%	10/14/24	2,950	3,183
Republic of Kazakhstan	5.125%	7/21/25	5,000	5,766
Republic of Kazakhstan	4.875%	10/14/44	2,200	2,776
Republic of Kazakhstan	6.500%	7/21/45	3,030	4,530
Total Kazakhstan (Cost $17,701)				20,218
Kenya (0.6%)
Sovereign Bonds (0.6%)
1 Republic of Kenya	6.875%	6/24/24	200	217
Republic of Kenya	6.875%	6/24/24	3,275	3,552
2 Republic of Kenya	7.000%	5/22/27	2,225	2,366
Republic of Kenya	7.250%	2/28/28	2,400	2,593
2 Republic of Kenya	8.000%	5/22/32	2,700	2,937
Republic of Kenya	8.250%	2/28/48	1,625	1,750
Total Kenya (Cost $12,504)				13,415
Kuwait (0.8%)
Sovereign Bonds (0.8%)
State of Kuwait	2.750%	3/20/22	6,375	6,493
State of Kuwait	3.500%	3/20/27	9,140	9,919
Total Kuwait (Cost $15,767)				16,412
Lebanon (0.6%)
Sovereign Bonds (0.6%)
Republic of Lebanon	8.250%	4/12/21	4,028	1,936
Republic of Lebanon	6.100%	10/4/22	5,339	2,134
Republic of Lebanon	6.000%	1/27/23	1,810	711
Republic of Lebanon	6.650%	4/22/24	1,991	755
Republic of Lebanon	6.200%	2/26/25	2,100	791
Republic of Lebanon	6.250%	6/12/25	400	151
Republic of Lebanon	6.600%	11/27/26	3,205	1,193
Republic of Lebanon	6.850%	3/23/27	3,300	1,234
Republic of Lebanon	6.750%	11/29/27	2,761	1,038
Republic of Lebanon	6.650%	11/3/28	1,840	677
Republic of Lebanon	6.850%	5/25/29	500	183
Republic of Lebanon	6.650%	2/26/30	3,650	1,305
Republic of Lebanon	7.000%	3/23/32	2,650	967
Republic of Lebanon	7.050%	11/2/35	500	183
Republic of Lebanon	7.250%	3/23/37	2,100	772
Total Lebanon (Cost $30,630)				14,030
Malaysia (1.0%)
Sovereign Bonds (1.0%)
1MDB Global Investments Ltd.	4.400%	3/9/23	5,700	5,657

Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,750	2,898
Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	975	1,259
Malaysia Sukuk Global Bhd.	3.179%	4/27/26	2,000	2,132
Malaysia Sukuk Global Bhd.	4.080%	4/27/46	950	1,207
Petronas Capital Ltd.	3.500%	3/18/25	3,000	3,197
Petronas Capital Ltd.	4.500%	3/18/45	3,000	3,768
1 Wakala Global Sukuk Bhd.	4.646%	7/6/21	750	779
Total Malaysia (Cost $19,264)				20,897
Mexico (10.0%)
Sovereign Bonds (10.0%)
1 Mexico City Airport Trust	5.500%	7/31/47	590	648
Mexico City Airport Trust	5.500%	7/31/47	3,554	3,876
Petroleos Mexicanos	6.875%	8/4/26	6,407	7,236
1 Petroleos Mexicanos	6.490%	1/23/27	3,791	4,119
Petroleos Mexicanos	6.500%	3/13/27	11,387	12,362
Petroleos Mexicanos	5.350%	2/12/28	5,350	5,428
Petroleos Mexicanos	6.500%	1/23/29	4,225	4,497
1 Petroleos Mexicanos	6.840%	1/23/30	8,359	9,051
1 Petroleos Mexicanos	5.950%	1/28/31	4,800	4,859
Petroleos Mexicanos	6.625%	6/15/35	5,694	5,950
Petroleos Mexicanos	6.500%	6/2/41	3,710	3,769
Petroleos Mexicanos	6.375%	1/23/45	3,410	3,401
Petroleos Mexicanos	5.625%	1/23/46	3,792	3,543
Petroleos Mexicanos	6.750%	9/21/47	12,829	13,021
Petroleos Mexicanos	6.350%	2/12/48	6,555	6,488
1 Petroleos Mexicanos	7.690%	1/23/50	14,815	16,296
1 Petroleos Mexicanos	6.950%	1/28/60	3,700	3,755
United Mexican States	3.625%	3/15/22	4,473	4,648
United Mexican States	8.000%	9/24/22	1,200	1,405
United Mexican States	4.000%	10/2/23	6,226	6,611
United Mexican States	3.600%	1/30/25	4,999	5,292
United Mexican States	4.125%	1/21/26	4,962	5,409
United Mexican States	4.150%	3/28/27	6,960	7,589
United Mexican States	3.750%	1/11/28	5,830	6,190
United Mexican States	4.500%	4/22/29	8,461	9,481
2 United Mexican States	3.250%	4/16/30	2,000	2,042
United Mexican States	7.500%	4/8/33	1,010	1,487
United Mexican States	6.750%	9/27/34	2,776	3,950
United Mexican States	6.050%	1/11/40	5,869	7,873
United Mexican States	4.750%	3/8/44	8,920	10,265
United Mexican States	5.550%	1/21/45	4,504	5,775
United Mexican States	4.600%	1/23/46	6,281	7,100
United Mexican States	4.350%	1/15/47	3,926	4,310
United Mexican States	4.600%	2/10/48	5,743	6,547
2 United Mexican States	4.500%	1/31/50	5,500	6,176
United Mexican States	5.750%	10/12/10	5,812	7,168
Total Mexico (Cost $201,068)				217,617
Mongolia (0.3%)
Sovereign Bonds (0.3%)
Mongolia	10.875%	4/6/21	1,300	1,410
Mongolia	5.125%	12/5/22	2,850	2,892
1 Mongolia	5.625%	5/1/23	200	204
Mongolia	8.750%	3/9/24	1,200	1,356

Total Mongolia (Cost $5,690)				5,862
Morocco (0.2%)
Sovereign Bonds (0.2%)
Kingdom of Morocco	4.250%	12/11/22	3,200	3,372
Kingdom of Morocco	5.500%	12/11/42	925	1,165
OCP SA	6.875%	4/25/44	300	396
Total Morocco (Cost $4,506)				4,933
Mozambique (0.1%)
Sovereign Bonds (0.1%)
2 Mozambique International Bond	5.000%	9/15/31	1,700	1,630
Total Mozambique (Cost $1,609)				1,630
Namibia (0.1%)
Sovereign Bonds (0.1%)
Republic of Namibia	5.500%	11/3/21	1,000	1,042
Republic of Namibia	5.250%	10/29/25	1,150	1,208
Total Namibia (Cost $2,171)				2,250
Nigeria (1.0%)
Sovereign Bonds (1.0%)
Federal Republic of Nigeria	6.375%	7/12/23	1,200	1,304
1 Federal Republic of Nigeria	7.625%	11/21/25	800	904
Federal Republic of Nigeria	7.625%	11/21/25	1,350	1,526
Federal Republic of Nigeria	6.500%	11/28/27	3,200	3,293
Federal Republic of Nigeria	7.143%	2/23/30	1,950	2,008
1 Federal Republic of Nigeria	8.747%	1/21/31	1,100	1,228
Federal Republic of Nigeria	7.875%	2/16/32	2,850	2,980
1 Federal Republic of Nigeria	7.875%	2/16/32	1,500	1,566
1 Federal Republic of Nigeria	7.696%	2/23/38	2,175	2,183
Federal Republic of Nigeria	7.625%	11/28/47	3,000	2,922
Federal Republic of Nigeria	9.248%	1/21/49	1,500	1,691
Total Nigeria (Cost $20,929)				21,605
Oman (2.1%)
Sovereign Bonds (2.1%)
Oman Sovereign Sukuk SAOC	4.397%	6/1/24	4,000	4,091
1 Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,700	1,859
Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,900	2,075
Sultanate of Oman	3.625%	6/15/21	2,419	2,431
1 Sultanate of Oman	3.625%	6/15/21	1,300	1,305
Sultanate of Oman	3.875%	3/8/22	2,250	2,276
1 Sultanate of Oman	4.125%	1/17/23	1,250	1,277
Sultanate of Oman	4.125%	1/17/23	1,000	1,022
1 Sultanate of Oman	4.875%	2/1/25	1,200	1,238
Sultanate of Oman	4.750%	6/15/26	5,500	5,564
Sultanate of Oman	5.375%	3/8/27	4,325	4,472
1 Sultanate of Oman	5.625%	1/17/28	1,800	1,865
Sultanate of Oman	5.625%	1/17/28	3,150	3,264
1 Sultanate of Oman	6.000%	8/1/29	3,700	3,872
Sultanate of Oman	6.500%	3/8/47	4,115	4,064
1 Sultanate of Oman	6.750%	1/17/48	2,450	2,444
Sultanate of Oman	6.750%	1/17/48	3,000	2,980

Total Oman (Cost $44,379)					46,099
Pakistan (0.5%)
Sovereign Bonds (0.5%)
1	Islamic Republic of Pakistan	8.250%	4/15/24	250	280
	Islamic Republic of Pakistan	8.250%	4/15/24	2,150	2,415
	Islamic Republic of Pakistan	8.250%	9/30/25	1,100	1,247
1	Islamic Republic of Pakistan	6.875%	12/5/27	1,350	1,424
	Islamic Republic of Pakistan	6.875%	12/5/27	1,450	1,533
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	2,100	2,152
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	1,600	1,653
Total Pakistan (Cost $10,199)					10,704
Panama (1.8%)
Sovereign Bonds (1.8%)
2	Republic of Panama	4.000%	9/22/24	2,500	2,697
2	Republic of Panama	3.750%	3/16/25	2,759	2,956
	Republic of Panama	7.125%	1/29/26	1,925	2,430
	Republic of Panama	8.875%	9/30/27	1,935	2,777
2	Republic of Panama	3.875%	3/17/28	2,633	2,909
	Republic of Panama	9.375%	4/1/29	1,750	2,699
2	Republic of Panama	3.160%	1/23/30	3,500	3,701
2	Republic of Panama	6.700%	1/26/36	3,945	5,661
2	Republic of Panama	4.500%	5/15/47	2,400	2,970
2	Republic of Panama	4.500%	4/16/50	3,500	4,318
2	Republic of Panama	4.300%	4/29/53	3,550	4,313
2	Republic of Panama	3.870%	7/23/60	1,500	1,688
Total Panama (Cost $35,451)					39,119
Papua New Guinea (0.0%)
Sovereign Bonds (0.0%)
1	Papua New Guinea	8.375%	10/4/28	500	531
	Papua New Guinea	8.375%	10/4/28	300	324
Total Papua New Guinea (Cost $811)					855
Paraguay (0.4%)
Sovereign Bonds (0.4%)
	Republic of Paraguay	4.625%	1/25/23	2,072	2,194
	Republic of Paraguay	5.000%	4/15/26	1,410	1,568
	Republic of Paraguay	4.700%	3/27/27	700	776
	Republic of Paraguay	6.100%	8/11/44	1,700	2,128
	Republic of Paraguay	5.600%	3/13/48	1,000	1,195
1,2 Republic of Paraguay		5.400%	3/30/50	1,500	1,748
Total Paraguay (Cost $8,871)					9,609
Peru (1.2%)
Sovereign Bonds (1.2%)
	Republic of Peru	7.350%	7/21/25	2,859	3,649
	Republic of Peru	4.125%	8/25/27	2,447	2,788
	Republic of Peru	2.844%	6/20/30	1,800	1,912
	Republic of Peru	8.750%	11/21/33	3,486	5,879
2	Republic of Peru	6.550%	3/14/37	2,946	4,435
	Republic of Peru	5.625%	11/18/50	5,067	7,689
Total Peru (Cost $23,190)					26,352
Philippines (2.6%)
Sovereign Bonds (2.6%)
	Republic of the Philippines	4.200%	1/21/24	3,114	3,385

2 Republic of the Philippines	7.500%	9/25/24	1,150	1,370
Republic of the Philippines	10.625%	3/16/25	2,884	4,081
Republic of the Philippines	5.500%	3/30/26	2,050	2,452
Republic of the Philippines	3.000%	2/1/28	4,200	4,489
Republic of the Philippines	3.750%	1/14/29	3,350	3,804
Republic of the Philippines	9.500%	2/2/30	3,173	5,176
Republic of the Philippines	7.750%	1/14/31	4,054	6,101
Republic of the Philippines	6.375%	1/15/32	2,050	2,842
Republic of the Philippines	6.375%	10/23/34	3,895	5,653
Republic of the Philippines	5.000%	1/13/37	2,680	3,511
Republic of the Philippines	3.950%	1/20/40	4,250	5,059
Republic of the Philippines	3.700%	3/1/41	4,150	4,871
Republic of the Philippines	3.700%	2/2/42	3,590	4,230
Total Philippines (Cost $52,126)				57,024
Poland (1.0%)
Sovereign Bonds (1.0%)
Republic of Poland	5.125%	4/21/21	2,800	2,912
Republic of Poland	5.000%	3/23/22	6,709	7,164
5 Republic of Poland	3.000%	3/17/23	3,853	3,999
Republic of Poland	4.000%	1/22/24	3,878	4,193
Republic of Poland	3.250%	4/6/26	3,460	3,706
Total Poland (Cost $21,337)				21,974
Qatar (4.5%)
Sovereign Bonds (4.5%)
6 QNB Finance Ltd., 3M USD LIBOR + 1.350%	3.264%	5/31/21	2,300	2,323
SoQ Sukuk A QSC	3.241%	1/18/23	2,535	2,630
State of Qatar	2.375%	6/2/21	7,250	7,290
1 State of Qatar	4.500%	1/20/22	3,250	3,414
1 State of Qatar	3.875%	4/23/23	900	952
State of Qatar	3.875%	4/23/23	7,475	7,914
State of Qatar	3.375%	3/14/24	4,400	4,642
State of Qatar	3.250%	6/2/26	7,000	7,438
1 State of Qatar	4.500%	4/23/28	5,500	6,365
State of Qatar	4.000%	3/14/29	7,750	8,749
1 State of Qatar	9.750%	6/15/30	1,250	2,070
State of Qatar	9.750%	6/15/30	1,325	2,194
1 State of Qatar	6.400%	1/20/40	925	1,374
State of Qatar	6.400%	1/20/40	1,228	1,821
1 State of Qatar	5.750%	1/20/42	516	722
State of Qatar	5.750%	1/20/42	1,400	1,956
State of Qatar	4.625%	6/2/46	4,750	5,905
State of Qatar	5.103%	4/23/48	12,000	15,864
1 State of Qatar	4.817%	3/14/49	1,000	1,278
State of Qatar	4.817%	3/14/49	10,405	13,268
Total Qatar (Cost $89,279)				98,169
Romania (0.7%)
Sovereign Bonds (0.7%)
Republic of Romania	6.750%	2/7/22	3,582	3,909
Republic of Romania	4.375%	8/22/23	2,824	3,040
1 Republic of Romania	4.875%	1/22/24	276	305
Republic of Romania	4.875%	1/22/24	2,130	2,351
1 Republic of Romania	6.125%	1/22/44	200	266
Republic of Romania	6.125%	1/22/44	1,870	2,490
1 Republic of Romania	5.125%	6/15/48	500	596

Republic of Romania	5.125%	6/15/48	1,800	2,150
Total Romania (Cost $14,086)				15,107
Russia (4.7%)
Sovereign Bonds (4.7%)
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	3,400	3,547
1 Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	223
Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	2,100	2,344
Rosneft Oil Co. Via Rosneft International
Finance DAC	4.199%	3/6/22	3,927	4,051
Russian Federation	4.500%	4/4/22	5,200	5,472
1 Russian Federation	4.875%	9/16/23	450	492
Russian Federation	4.875%	9/16/23	6,400	7,003
Russian Federation	4.750%	5/27/26	6,000	6,782
Russian Federation	4.250%	6/23/27	5,000	5,533
Russian Federation	12.750%	6/24/28	4,985	8,668
Russian Federation	4.375%	3/21/29	6,000	6,773
2 Russian Federation	7.500%	3/31/30	3,924	4,469
Russian Federation	5.100%	3/28/35	7,800	9,520
Russian Federation	5.625%	4/4/42	6,000	8,036
Russian Federation	5.875%	9/16/43	3,000	4,143
1 Russian Federation	5.250%	6/23/47	4,800	6,286
Russian Federation	5.250%	6/23/47	9,400	12,267
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	1,025	1,071
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,459
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	3,724	3,947
Total Russia (Cost $91,928)				103,086
Saudi Arabia (7.7%)
Sovereign Bonds (7.7%)
1 Kingdom of Saudi Arabia	2.375%	10/26/21	4,000	4,030
Kingdom of Saudi Arabia	2.375%	10/26/21	6,192	6,243
1 Kingdom of Saudi Arabia	2.875%	3/4/23	2,400	2,469
Kingdom of Saudi Arabia	2.875%	3/4/23	4,210	4,333
1 Kingdom of Saudi Arabia	4.000%	4/17/25	4,375	4,758
Kingdom of Saudi Arabia	4.000%	4/17/25	4,465	4,864
Kingdom of Saudi Arabia	3.250%	10/26/26	4,500	4,745
1 Kingdom of Saudi Arabia	3.250%	10/26/26	5,995	6,310
1 Kingdom of Saudi Arabia	3.625%	3/4/28	3,000	3,221
Kingdom of Saudi Arabia	3.625%	3/4/28	6,750	7,251
1 Kingdom of Saudi Arabia	4.375%	4/16/29	5,850	6,684
Kingdom of Saudi Arabia	4.375%	4/16/29	4,500	5,140
1 Kingdom of Saudi Arabia	4.500%	4/17/30	2,950	3,429
Kingdom of Saudi Arabia	4.500%	4/17/30	2,400	2,792
1 Kingdom of Saudi Arabia	2.750%	2/3/32	2,000	2,014
Kingdom of Saudi Arabia	4.500%	10/26/46	12,595	14,388
1 Kingdom of Saudi Arabia	4.625%	10/4/47	2,100	2,441
Kingdom of Saudi Arabia	4.625%	10/4/47	6,930	8,060
1 Kingdom of Saudi Arabia	5.000%	4/17/49	1,500	1,849
Kingdom of Saudi Arabia	5.000%	4/17/49	5,500	6,781
1 Kingdom of Saudi Arabia	5.250%	1/16/50	3,700	4,745
Kingdom of Saudi Arabia	5.250%	1/16/50	3,750	4,821
1 Kingdom of Saudi Arabia	3.750%	1/21/55	5,500	5,599
1 KSA Sukuk Ltd.	2.894%	4/20/22	3,300	3,377
KSA Sukuk Ltd.	2.894%	4/20/22	5,850	5,984
7 KSA Sukuk Ltd.	3.628%	4/20/27	9,500	10,255
1 KSA Sukuk Ltd.	4.303%	1/19/29	1,900	2,155

	KSA Sukuk Ltd.	4.303%	1/19/29	2,050	2,320
1	Saudi Arabian Oil Co.	2.875%	4/16/24	3,200	3,293
	Saudi Arabian Oil Co.	2.875%	4/16/24	1,900	1,951
	Saudi Arabian Oil Co.	3.500%	4/16/29	200	212
1	Saudi Arabian Oil Co.	3.500%	4/16/29	5,400	5,717
1	Saudi Arabian Oil Co.	4.250%	4/16/39	5,700	6,284
1	Saudi Arabian Oil Co.	4.375%	4/16/49	5,700	6,433
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	690
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,350	2,493
Total Saudi Arabia (Cost $155,645)					168,131
Senegal (0.3%)
Sovereign Bonds (0.3%)
	Republic of Senegal	6.250%	7/30/24	800	889
2	Republic of Senegal	6.250%	5/23/33	2,300	2,455
1,2 Republic of Senegal		6.750%	3/13/48	600	614
2	Republic of Senegal	6.750%	3/13/48	1,600	1,641
Total Senegal (Cost $5,237)					5,599
Serbia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Serbia	7.250%	9/28/21	3,163	3,433
Total Serbia (Cost $3,323)					3,433
South Africa (1.9%)
Sovereign Bonds (1.9%)
	Republic of South Africa	5.875%	5/30/22	2,071	2,216
	Republic of South Africa	4.665%	1/17/24	3,300	3,457
	Republic of South Africa	5.875%	9/16/25	3,950	4,362
	Republic of South Africa	4.875%	4/14/26	2,450	2,566
	Republic of South Africa	4.850%	9/27/27	2,000	2,092
	Republic of South Africa	4.300%	10/12/28	3,750	3,703
	Republic of South Africa	4.850%	9/30/29	4,000	4,040
	Republic of South Africa	5.875%	6/22/30	2,550	2,783
	Republic of South Africa	6.250%	3/8/41	1,651	1,798
	Republic of South Africa	5.375%	7/24/44	2,100	2,032
	Republic of South Africa	5.000%	10/12/46	2,100	1,964
	Republic of South Africa	5.650%	9/27/47	3,300	3,251
	Republic of South Africa	6.300%	6/22/48	1,250	1,333
	Republic of South Africa	5.750%	9/30/49	5,500	5,410
Total South Africa (Cost $40,112)					41,007
Sri Lanka (1.3%)
Sovereign Bonds (1.3%)
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,900	1,942
	Democratic Socialist Republic of Sri Lanka	5.750%	1/18/22	950	961
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	2,300	2,333
1	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,400	1,404
	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	850	853
	Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	2,000	2,052
	Democratic Socialist Republic of Sri Lanka	6.350%	6/28/24	900	908
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	1,800	1,770
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	2,850	2,885
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	2,050	2,051
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	2,850	2,713
	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	2,650	2,563
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,950	3,003
	Democratic Socialist Republic of Sri Lanka	7.550%	3/28/30	2,950	2,922

Total Sri Lanka (Cost $28,329)				28,360
Suriname (0.0%)
Sovereign Bonds (0.0%)
Republic of Suriname	9.250%	10/26/26	1,100	949
Total Suriname (Cost $1,063)				949
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
2 Republic of Tajikistan	7.125%	9/14/27	775	678
Total Tajikistan (Cost $717)				678
Trinidad & Tobago (0.2%)
Sovereign Bonds (0.2%)
1 Republic of Trinidad & Tobago	4.375%	1/16/24	400	425
Republic of Trinidad & Tobago	4.500%	8/4/26	2,700	2,913
Total Trinidad & Tobago (Cost $3,112)				3,338
Tunisia (0.1%)
Sovereign Bonds (0.1%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	2,050	1,905
Total Tunisia (Cost $1,917)				1,905
Turkey (5.9%)
Sovereign Bonds (5.9%)
Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	2,550	2,592
Hazine Mustesarligi Varlik Kiralama AS	5.800%	2/21/22	4,000	4,185
Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	1,975	2,044
1 Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	814
8 Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	1,200	1,222
Republic of Turkey	5.625%	3/30/21	3,897	4,014
Republic of Turkey	5.125%	3/25/22	2,225	2,306
Republic of Turkey	6.250%	9/26/22	5,411	5,776
Republic of Turkey	3.250%	3/23/23	3,676	3,630
Republic of Turkey	7.250%	12/23/23	4,000	4,445
Republic of Turkey	5.750%	3/22/24	4,713	4,996
Republic of Turkey	6.350%	8/10/24	4,400	4,757
Republic of Turkey	5.600%	11/14/24	5,100	5,368
Republic of Turkey	7.375%	2/5/25	5,050	5,700
Republic of Turkey	4.250%	4/14/26	3,550	3,470
Republic of Turkey	4.875%	10/9/26	5,800	5,807
Republic of Turkey	6.000%	3/25/27	6,212	6,561
Republic of Turkey	5.125%	2/17/28	4,100	4,105
Republic of Turkey	6.125%	10/24/28	4,000	4,240
Republic of Turkey	7.625%	4/26/29	5,950	6,894
Republic of Turkey	11.875%	1/15/30	3,005	4,459
Republic of Turkey	8.000%	2/14/34	3,405	4,150
Republic of Turkey	6.875%	3/17/36	5,754	6,373
Republic of Turkey	7.250%	3/5/38	1,850	2,125
Republic of Turkey	6.750%	5/30/40	4,060	4,420
Republic of Turkey	6.000%	1/14/41	5,457	5,505
Republic of Turkey	4.875%	4/16/43	6,019	5,372
Republic of Turkey	6.625%	2/17/45	6,250	6,680
Republic of Turkey	5.750%	5/11/47	7,050	6,795

Total Turkey (Cost $119,938)					128,805
Ukraine (1.5%)
Sovereign Bonds (1.5%)
1	Ukraine	7.750%	9/1/21	907	964
	Ukraine	7.750%	9/1/21	2,190	2,330
	Ukraine	7.750%	9/1/22	2,750	2,988
	Ukraine	7.750%	9/1/23	2,350	2,598
1	Ukraine	8.994%	2/1/24	700	802
	Ukraine	8.994%	2/1/24	1,450	1,663
	Ukraine	7.750%	9/1/24	2,510	2,797
	Ukraine	7.750%	9/1/25	2,650	2,985
	Ukraine	7.750%	9/1/26	2,750	3,117
	Ukraine	7.750%	9/1/27	2,600	2,946
1	Ukraine	9.750%	11/1/28	1,200	1,493
	Ukraine	9.750%	11/1/28	1,950	2,431
1,2 Ukraine		7.375%	9/25/32	2,700	2,980
2	Ukraine	7.375%	9/25/32	3,150	3,484
Total Ukraine (Cost $29,575)					33,578
United Arab Emirates (3.8%)
Sovereign Bonds (3.8%)
1,2 Abu Dhabi Crude Oil Pipeline LLC		4.600%	11/2/47	2,950	3,481
2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	1,525	1,796
1	DP World plc	6.850%	7/2/37	3,290	4,418
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	1,000	1,087
	Emirate of Abu Dhabi	2.125%	5/3/21	4,465	4,476
1	Emirate of Abu Dhabi	2.500%	10/11/22	1,400	1,422
	Emirate of Abu Dhabi	2.500%	10/11/22	6,000	6,101
1	Emirate of Abu Dhabi	2.125%	9/30/24	5,500	5,533
1	Emirate of Abu Dhabi	3.125%	5/3/26	450	475
	Emirate of Abu Dhabi	3.125%	5/3/26	4,507	4,761
1	Emirate of Abu Dhabi	3.125%	10/11/27	2,600	2,763
	Emirate of Abu Dhabi	3.125%	10/11/27	5,450	5,790
1	Emirate of Abu Dhabi	2.500%	9/30/29	5,100	5,179
1	Emirate of Abu Dhabi	4.125%	10/11/47	2,000	2,384
	Emirate of Abu Dhabi	4.125%	10/11/47	3,950	4,682
1	Emirate of Abu Dhabi	3.125%	9/30/49	8,400	8,443
	Emirate of Dubai	3.875%	1/30/23	1,700	1,763
	Emirate of Dubai	5.250%	1/30/43	1,000	1,158
1	MDC - GMTN BV	5.500%	3/1/22	2,510	2,684
1	MDGH - GMTN BV	3.700%	11/7/49	3,050	3,192
	RAK Capital	3.094%	3/31/25	2,050	2,094
	Sharjah Sukuk 2 Ltd.	3.839%	1/27/21	700	711
	Sharjah Sukuk Ltd.	3.764%	9/17/24	800	847
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	2,000	2,130
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	2,700	2,970
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	1,700	1,746
Total United Arab Emirates (Cost $78,217)					82,086
United States (0.1%)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond	1.625%	12/31/21	810	814
	United States Treasury Note/Bond	1.375%	1/31/22	1,145	1,146
	United States Treasury Note/Bond	1.750%	11/15/29	610	623
	United States Treasury Note/Bond	2.250%	8/15/49	85	90

Total United States (Cost $2,648)					2,673
Uruguay (1.5%)
Sovereign Bonds (1.5%)
2	Oriental Republic of Uruguay	4.500%	8/14/24	2,089	2,278
2	Oriental Republic of Uruguay	4.375%	10/27/27	3,634	4,079
2	Oriental Republic of Uruguay	4.375%	1/23/31	3,013	3,450
	Oriental Republic of Uruguay	7.875%	1/15/33	1,296	1,981
2	Oriental Republic of Uruguay	7.625%	3/21/36	1,765	2,698
2	Oriental Republic of Uruguay	4.125%	11/20/45	1,305	1,465
2	Oriental Republic of Uruguay	5.100%	6/18/50	8,075	10,134
2	Oriental Republic of Uruguay	4.975%	4/20/55	5,300	6,559
Total Uruguay (Cost $28,291)					32,644
Uzbekistan (0.1%)
Sovereign Bonds (0.1%)
	Republic of Uzbekistan	4.750%	2/20/24	1,000	1,063
	Republic of Uzbekistan	5.375%	2/20/29	975	1,088
Total Uzbekistan (Cost $2,004)					2,151
Venezuela (0.2%)
Sovereign Bonds (0.2%)
9	Bolivarian Republic of Venezuela	6.000%	12/9/20	2,356	289
2,9 Bolivarian Republic of Venezuela		12.750%	8/23/22	3,355	411
9	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,532	188
9	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	347
9	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,392	293
9	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	273
9	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	387
9	Bolivarian Republic of Venezuela	9.250%	5/7/28	940	115
2,9 Bolivarian Republic of Venezuela		11.950%	8/5/31	4,429	542
9	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	228
9	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	168
Total Venezuela (Cost $13,423)					3,241
Vietnam (0.1%)
Sovereign Bonds (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	1,800	1,980
Total Vietnam (Cost $1,849)					1,980
Zambia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Zambia	5.375%	9/20/22	1,350	934
	Republic of Zambia	8.500%	4/14/24	2,000	1,370
	Republic of Zambia	8.970%	7/30/27	2,525	1,736
Total Zambia (Cost $4,920)					4,040
				Shares
Temporary Cash Investments (1.1%)
10 Vanguard Market Liquidity Fund		1.730%		237,346	23,739
Total Temporary Cash Investments (Cost $23,738)					23,739
Total Investments (99.7%) (Cost $2,082,191)					2,172,064
Other Assets and Liabilities-Net (0.3%)					6,958
Net Assets (100%)					2,179,022

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $311,324,000, representing 14.3% of net assets.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Guaranteed by the Republic of Azerbaijan.
4 Guaranteed by the Republic of Indonesia.
5 Securities with a value of $415,000 have been segregated as initial margin for open futures contracts.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Guaranteed by the Republic of Turkey.
9 Non-income-producing security—security in default.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	63	9,176	1
30-Year U.S. Treasury Bond	March 2020	21	3,434	(1)
				—

Short Futures Contracts
10-Year U.S. Treasury Note	March 2020	(39)	(5,135)	(6)
5-Year U.S. Treasury Note	March 2020	(35)	(4,211)	(4)
Ultra Long U.S. Treasury Bond	March 2020	(11)	(2,131)	(2)
				(12)
				(12)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Emerging Markets Government Bond Index Fund

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	2,145,652	—
U.S. Government and Agency Obligations	—	2,763	—
Temporary Cash Investments	23,739	—	—
Futures Contracts—Assets[1]	21	—	—
Futures Contracts—Liabilities[1]	(99)	—	—
Total	23,661	2,148,325	—
1 Represents variation margin on the last day of the reporting period.